GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0
Indefinite-lived intangible assets impairment loss	0	0	0
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets impairment loss	$ 0	$ 0	$ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful lives	4 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful lives	7 years